Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net Income (Loss)	$ 173,627	$ 28,425
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net unrealized (appreciation) depreciation on investments	(30,909)	61,869
Net realized (gain) loss on investments	(127)	(556)
Net accretion of discount and amortization of premium on investments	(7,283)	(8,904)
Payment-in-kind interest and dividend capitalized	(3,539)	(1,451)
Amortization of deferred financing costs	2,313	2,885
Amortization of debt issuance costs and original issuance discount on Unsecured Notes	1,906	898
Purchases of investments and change in payable for investments purchased	(378,239)	(750,690)
Proceeds from sale of investments and principal repayments and change in receivable for investments sold/repaid	170,399	295,824
Changes in operating assets and liabilities:
(Increase) decrease in interest and dividend receivable from non-controlled/non-affiliated investments	(5,267)	(7,031)
(Increase) decrease in prepaid expenses and other assets	(23,847)	223
(Decrease) increase in payable to affiliates	(1,384)	(1,975)
(Decrease) increase in incentive fees payable	155	410
(Decrease) increase in incentive fees payable	2,609	(1,486)
(Decrease) increase in interest payable	(8,086)	5,199
(Decrease) increase in accrued expenses and other liabilities	903	874
Net cash provided by (used in) operating activities	(106,769)	(375,486)
Cash flows from financing activities:
Borrowings on debt	338,000	1,291,175
Repayments on debt	(145,000)	(1,017,500)
Deferred financing costs paid	(9,942)	(2,448)
Debt issuance costs paid	0	(9,003)
Dividends paid in cash	(79,307)	(63,526)
Proceeds from issuance of common stock	2,556	162,537
Capital call proceeds received in advance	7,332	0
Net cash provided by (used in) financing activities	113,639	361,235
Net increase (decrease) in cash	6,870	(14,251)
Cash, beginning of period	81,215	74,153
Cash, end of period	88,085	59,902
Supplemental information and non-cash activities:
Excise tax paid	361	57
Interest expense paid	88,128	33,749
Dividend reinvestment paid	29,863	22,118
Accrued but unpaid dividends	43,211	30,714
Accrued but unpaid debt issuance costs	$ 0	$ 100